PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited)
1
Voya Index Plus SmallCap Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 97.7%
Communication Services : 2.6%
29,392
(1)
Advantage Solutions,
Inc.
$ 127,267
0.0
29,690
(1)
AMC Networks, Inc.
- Class A
360,140
0.1
7,904
ATN International, Inc.
249,016
0.1
20,612
(1)
Bandwidth, Inc. - Class
A
376,375
0.2
21,594
(1)
Bumble, Inc. - Class A
245,092
0.1
22,818
(1)
Cinemark Holdings,
Inc.
410,039
0.2
7,886
(1)
EchoStar Corp. - Class
A
112,376
0.0
80,740  Entravision
Communications Corp.
- Class A
132,414
0.1
27,996
(1)
EW Scripps Co.
- Class A
110,024
0.0
8,945
(1)
IMAX Corp.
144,641
0.1
20,075
(1)
Integral Ad Science
Holding Corp.
200,148
0.1
9,795  Iridium
Communications, Inc.
256,237
0.1
18,191
(1)
Liberty Latin America
Ltd. - Class C
127,155
0.0
20,289
(1)
Ooma, Inc.
173,065
0.1
70,307
(1)
Playstudios, Inc.
195,453
0.1
3,052
Scholastic Corp.
115,091
0.0
3,651
Shutterstock, Inc.
167,252
0.1
34,361
(1)
Taboola.com Ltd.
152,563
0.1
8,012  Telephone and Data
Systems, Inc.
128,352
0.1
11,650
(1)
Thryv Holdings, Inc.
258,980
0.1
35,624
(1)
TripAdvisor, Inc.
989,991
0.4
29,818
(1)
Yelp, Inc.
1,174,829
0.5
6,206,500
2.6
Consumer Discretionary : 14.8%
24,936
Aaron's Co., Inc.
187,020
0.1
16,112
(1)
Abercrombie & Fitch
Co. - Class A
2,019,317
0.8
5,189  Academy Sports &
Outdoors, Inc.
350,465
0.1
2,144  Advance Auto Parts,
Inc.
182,433
0.1
71,433
(1)
American Axle
& Manufacturing
Holdings, Inc.
525,747
0.2
8,460  American Eagle
Outfitters, Inc.
218,183
0.1
5,987
(1)
Asbury Automotive
Group, Inc.
1,411,615
0.6
162,986
(1)(2)
BARK, Inc.
202,103
0.1
11,086
(1)
Boot Barn Holdings,
Inc.
1,054,833
0.4
10,909
(1)
Brinker International,
Inc.
541,959
0.2
133,307
(1)
CarParts.com, Inc.
215,957
0.1
6,500
Carriage Services, Inc.
175,760
0.1
1,007
(1)
Cavco Industries, Inc.
401,853
0.2
44,871
(1)
Century Casinos, Inc.
141,792
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
19,239
(2)
Cheesecake Factory,
Inc.
$ 695,490
0.3
11,083
(1)
Cooper-Standard
Holdings, Inc.
183,535
0.1
1,162
(1)
Crocs, Inc.
167,096
0.1
71,233
Dana, Inc.
904,659
0.4
6,983
(1)
Dave & Buster's
Entertainment, Inc.
437,136
0.2
14,285
(1)(2)
European Wax Center,
Inc. - Class A
185,419
0.1
30,209
(1)
Everi Holdings, Inc.
303,600
0.1
12,987
(1)
Frontdoor, Inc.
423,117
0.2
13,924
(1)
Garrett Motion, Inc.
138,405
0.1
11,990
Gentex Corp.
433,079
0.2
24,229
(1)
G-III Apparel Group
Ltd.
702,883
0.3
12,305  Golden Entertainment,
Inc.
453,193
0.2
10,368
(1)
Green Brick Partners,
Inc.
624,465
0.3
1,292  Group 1 Automotive,
Inc.
377,561
0.2
23,772
(2)
Guess?, Inc.
748,105
0.3
12,660  Haverty Furniture Cos.,
Inc.
431,959
0.2
4,782  Hooker Furnishings
Corp.
114,816
0.0
2,300
(1)
Hovnanian Enterprises,
Inc. - Class A
360,962
0.1
7,879  Installed Building
Products, Inc.
2,038,534
0.9
34,906
Kohl's Corp.
1,017,510
0.4
11,070
(1)
M/I Homes, Inc.
1,508,730
0.6
5,551
MDC Holdings, Inc.
349,213
0.1
9,749
Meritage Homes Corp.
1,710,560
0.7
8,628  Monarch Casino &
Resort, Inc.
647,014
0.3
24,365
Movado Group, Inc.
680,514
0.3
17,175
Newell Brands, Inc.
137,915
0.1
17,435
(2)
Nordstrom, Inc.
353,407
0.1
7,973
(1)
ODP Corp.
422,968
0.2
8,345
(2)
Oxford Industries, Inc.
937,978
0.4
32,906  Perdoceo Education
Corp.
577,829
0.2
13,789
Phinia, Inc.
529,911
0.2
21,832
(1)
PlayAGS, Inc.
196,051
0.1
934
Ralph Lauren Corp.
175,368
0.1
7,782
(1)
Shake Shack, Inc.
- Class A
809,561
0.3
12,431
Signet Jewelers Ltd.
1,243,970
0.5
6,766
(1)
Six Flags
Entertainment Corp.
178,081
0.1
5,834  Sonic Automotive, Inc.
- Class A
332,188
0.1
5,978
(1)
Sonos, Inc.
113,941
0.0
17,823  Standard Motor
Products, Inc.
597,962
0.2
12,439
Steven Madden Ltd.
525,921
0.2
8,445
(1)
Stride, Inc.
532,457
0.2
8,074
Tapestry, Inc.
383,354
0.2

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Index Plus SmallCap Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
39,749
(1)
Tri Pointe Homes, Inc.
$ 1,536,696
0.6
26,592
(1)
Urban Outfitters, Inc.
1,154,625
0.5
25,170
(1)
Vista Outdoor, Inc.
825,073
0.3
22,343
Wendy's Co.
420,942
0.2
3,823
Weyco Group, Inc.
121,877
0.1
35,374,667
14.8
Consumer Staples : 3.7%
16,831
Andersons, Inc.
965,594
0.4
16,930
(2)
B&G Foods, Inc.
193,679
0.1
4,818
(1)
BellRing Brands, Inc.
284,407
0.1
10,999
(1)
Central Garden & Pet
Co.
471,087
0.2
317  Coca-Cola
Consolidated, Inc.
268,312
0.1
13,078  Edgewell Personal
Care Co.
505,334
0.2
18,376  Fresh Del Monte
Produce, Inc.
476,122
0.2
7,494
Medifast, Inc.
287,170
0.1
6,715
MGP Ingredients, Inc.
578,363
0.2
7,370
(1)
National Beverage
Corp.
349,780
0.1
10,850
(1)
Nature's Sunshine
Products, Inc.
225,354
0.1
2,188
(1)
Performance Food
Group Co.
163,312
0.1
3,455
PriceSmart, Inc.
290,220
0.1
30,551
(1)
Simply Good Foods
Co.
1,039,651
0.4
25,220
SpartanNash Co.
509,696
0.2
13,339  Turning Point Brands,
Inc.
390,833
0.2
9,589
(1)
United Natural Foods,
Inc.
110,178
0.0
7,766
Universal Corp.
401,657
0.2
99,883
Vector Group Ltd.
1,094,718
0.5
5,132
(1)
Vita Coco Co., Inc.
125,375
0.1
8,215
(1)
Vital Farms, Inc.
190,999
0.1
8,921,841
3.7
Energy : 4.9%
20,269  California Resources
Corp.
1,116,822
0.5
2,685
Civitas Resources, Inc.
203,818
0.1
8,625
(1)
Forum Energy
Technologies, Inc.
172,328
0.1
26,300
(1)
Green Plains, Inc.
608,056
0.2
84,254
(1)
Helix Energy Solutions
Group, Inc.
913,313
0.4
19,973  Helmerich & Payne,
Inc.
840,064
0.3
3,418  Hess Midstream L.P.
- Class A
123,492
0.0
4,637
(2)
Magnolia Oil & Gas
Corp. - Class A
120,330
0.0
1,630
(1)
Nabors Industries Ltd.
140,392
0.1
22,684  Northern Oil and Gas,
Inc.
900,101
0.4
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Energy: (continued)
32,507
(1)
Oceaneering
International, Inc.
$ 760,664
0.3
103,808
(1)
Oil States International,
Inc.
639,457
0.3
25,928
Peabody Energy Corp.
629,013
0.3
5,592  Riley Exploration
Permian, Inc.
184,536
0.1
42,150
SM Energy Co.
2,101,178
0.9
15,327
(1)
Teekay Corp.
111,581
0.0
45,621
(1)
US Silica Holdings,
Inc.
566,157
0.2
7,989
(1)
Vital Energy, Inc.
419,742
0.2
75,256
W&T Offshore, Inc.
199,428
0.1
40,306  World Fuel Services
Corp.
1,066,094
0.4
11,816,566
4.9
Financials : 18.4%
722  Affiliated Managers
Group, Inc.
120,913
0.0
9,784  Amalgamated
Financial Corp.
234,816
0.1
57,041
(2)
Arbor Realty Trust, Inc.
755,793
0.3
30,299  Artisan Partners Asset
Management, Inc.
- Class A
1,386,785
0.6
8,902
Assured Guaranty Ltd.
776,699
0.3
3,619  Axis Capital Holdings
Ltd.
235,307
0.1
10,414  Bank of NT Butterfield
& Son Ltd.
333,144
0.1
23,039
Banner Corp.
1,105,872
0.5
42,516  Berkshire Hills
Bancorp, Inc.
974,467
0.4
4,830  Bread Financial
Holdings, Inc.
179,869
0.1
64,588
Brookline Bancorp, Inc.
643,296
0.3
46,503  Central Pacific
Financial Corp.
918,434
0.4
7,640  CNO Financial Group,
Inc.
209,947
0.1
15,354
(1)(2)
Consumer Portfolio
Services, Inc.
116,076
0.0
14,624
(1)
Customers Bancorp,
Inc.
775,949
0.3
5,250
Eagle Bancorp, Inc.
123,323
0.0
55,004
(2)
Ellington Financial, Inc.
649,597
0.3
4,229
Enact Holdings, Inc.
131,860
0.0
10,580
(1)
Encore Capital Group,
Inc.
482,554
0.2
21,498
(1)
Enova International,
Inc.
1,350,719
0.6
6,442  Esquire Financial
Holdings, Inc.
305,802
0.1
66,981
(1)
EZCORP, Inc. - Class
A
758,895
0.3
942  Federal Agricultural
Mortgage Corp. - Class
C
185,461
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Index Plus SmallCap Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
68,838  First BanCorp/Puerto
Rico
$ 1,207,419
0.5
10,364  First Commonwealth
Financial Corp.
144,267
0.1
51,036
First Financial Bancorp
1,144,227
0.5
65,722  Franklin BSP Realty
Trust, Inc.
878,046
0.4
208,185
(1)
Genworth Financial,
Inc. - Class A
1,338,630
0.6
8,223
(1)
Goosehead Insurance,
Inc. - Class A
547,816
0.2
43,431  Granite Point Mortgage
Trust, Inc.
207,166
0.1
45,439
(1)
Green Dot Corp.
- Class A
423,946
0.2
10,628
(1)
Hamilton Insurance
Group Ltd. - Class B
148,048
0.1
1,171  Hamilton Lane, Inc.
- Class A
132,042
0.0
37,791
Hanmi Financial Corp.
601,633
0.2
27,326  Hannon Armstrong
Sustainable
Infrastructure Capital,
Inc.
776,058
0.3
6,708  Heritage Financial
Corp.
130,068
0.0
3,994
Home Bancorp, Inc.
153,010
0.1
7,740  HomeTrust
Bancshares, Inc.
211,612
0.1
19,625  Independent Bank
Corp. Michigan
497,494
0.2
1,353
Investors Title Co.
220,796
0.1
1,802  Jackson Financial, Inc.
- Class A
119,184
0.0
16,507  James River Group
Holdings Ltd.
153,515
0.1
56,746  KKR Real Estate
Finance Trust, Inc.
570,865
0.2
32,058
Ladder Capital Corp.
356,806
0.1
4,447
Lincoln National Corp.
141,993
0.1
20,523
Macatawa Bank Corp.
200,920
0.1
3,961
Mercantile Bank Corp.
152,459
0.1
18,395
Mercury General Corp.
949,182
0.4
15,768
Moelis & Co. - Class A
895,149
0.4
23,783
(1)
Mr Cooper Group, Inc.
1,853,885
0.8
35,424
Navient Corp.
616,378
0.3
38,770  New York Mortgage
Trust, Inc.
279,144
0.1
35,255
(1)
NMI Holdings, Inc.
- Class A
1,140,147
0.5
11,135  OceanFirst Financial
Corp.
182,725
0.1
34,562
OFG Bancorp
1,272,227
0.5
5,897  OneMain Holdings,
Inc.
301,278
0.1
16,581
(1)
Open Lending Corp.
103,797
0.0
14,155
(1)
Pagseguro Digital Ltd.
- Class A
202,133
0.1
160,076
(1)
Payoneer Global, Inc.
777,969
0.3
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
50,408  PennyMac Mortgage
Investment Trust
$ 739,989
0.3
772
Piper Sandler Cos.
153,234
0.1
13,543
ProAssurance Corp.
174,163
0.1
20,188
PROG Holdings, Inc.
695,275
0.3
29,043
Radian Group, Inc.
972,069
0.4
2,525  Red River Bancshares,
Inc.
125,720
0.0
39,380
Redwood Trust, Inc.
250,851
0.1
7,414  Regional Management
Corp.
179,493
0.1
49,594
Rithm Capital Corp.
553,469
0.2
29,793
S&T Bancorp, Inc.
955,759
0.4
6,808
Sierra Bancorp
137,522
0.1
30,040  Southside Bancshares,
Inc.
878,069
0.4
19,800  TrustCo Bank Corp.
NY
557,568
0.2
4,932
UMB Financial Corp.
429,035
0.2
19,202
United Fire Group, Inc.
418,028
0.2
5,223
Unity Bancorp, Inc.
144,155
0.1
22,609  Universal Insurance
Holdings, Inc.
459,415
0.2
8,101
Unum Group
434,700
0.2
3,807  Virtus Investment
Partners, Inc.
944,060
0.4
16,343
Westamerica BanCorp
798,846
0.3
127,619
WisdomTree, Inc.
1,172,819
0.5
912
(1)
World Acceptance
Corp.
132,222
0.0
19,680
WSFS Financial Corp.
888,355
0.4
43,982,428
18.4
Health Care : 9.6%
2,994
(1)
10X Genomics, Inc.
- Class A
112,365
0.0
12,457
(1)
ACADIA
Pharmaceuticals, Inc.
230,330
0.1
7,546
(1)
Addus HomeCare
Corp.
779,804
0.3
218,974
(1)
Agenus, Inc.
127,005
0.0
48,290
(1)
Alkermes PLC
1,307,210
0.5
16,655
(1)
Amicus Therapeutics,
Inc.
196,196
0.1
11,161
(1)
AMN Healthcare
Services, Inc.
697,674
0.3
4,722
(1)
Amphastar
Pharmaceuticals, Inc.
207,343
0.1
21,891
(1)
Aurinia
Pharmaceuticals, Inc.
109,674
0.0
18,585
(1)
Avanos Medical, Inc.
370,027
0.2
201,871
(1)
Cara Therapeutics, Inc.
183,703
0.1
11,296
(1)
Certara, Inc.
201,972
0.1
163,124
(1)
Clover Health
Investments Corp.
129,520
0.1
12,499
CONMED Corp.
1,000,920
0.4
23,266
(1)
Cross Country
Healthcare, Inc.
435,539
0.2
33,281
(1)(2)
DocGo, Inc.
134,455
0.1
9,526
(1)
Doximity, Inc. - Class A
256,345
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Index Plus SmallCap Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
9,752
Embecta Corp.
$ 129,409
0.1
12,597
(1)
Enanta
Pharmaceuticals, Inc.
219,944
0.1
4,652
Ensign Group, Inc.
578,802
0.2
17,695
(1)
Exelixis, Inc.
419,902
0.2
63,243
(1)
FibroGen, Inc.
148,621
0.1
7,823
(1)
Fortrea Holdings, Inc.
314,015
0.1
1,790
(1)
Glaukos Corp.
168,779
0.1
15,681
(1)
Harmony Biosciences
Holdings, Inc.
526,568
0.2
21,961
(1)
Hims & Hers Health,
Inc.
339,737
0.1
962
(1)
Inspire Medical
Systems, Inc.
206,628
0.1
2,935
iRadimed Corp.
129,111
0.1
60,322
(1)
Ironwood
Pharmaceuticals, Inc.
525,405
0.2
11,740
(1)
iTeos Therapeutics,
Inc.
160,133
0.1
4,625
(1)
Lantheus Holdings,
Inc.
287,860
0.1
5,510
LeMaitre Vascular, Inc.
365,644
0.1
17,914
(1)
Merit Medical Systems,
Inc.
1,356,985
0.6
14,246
(1)
Myriad Genetics, Inc.
303,725
0.1
1,264  National HealthCare
Corp.
119,461
0.0
19,903
(1)
NeoGenomics, Inc.
312,875
0.1
5,391
(1)
Omnicell, Inc.
157,579
0.1
29,979
(1)
OraSure Technologies,
Inc.
184,371
0.1
8,170
Organon & Co.
153,596
0.1
33,591
(1)
Owens & Minor, Inc.
930,807
0.4
21,795
(1)
Pacira BioSciences,
Inc.
636,850
0.3
8,201
Patterson Cos., Inc.
226,758
0.1
15,752
(1)
PetIQ, Inc.
287,946
0.1
13,784  Phibro Animal Health
Corp. - Class A
178,227
0.1
20,456
(1)
Prestige Consumer
Healthcare, Inc.
1,484,287
0.6
46,996
(1)
Privia Health Group,
Inc.
920,652
0.4
11,977
(1)
REGENXBIO, Inc.
252,355
0.1
4,794
(1)
Schrodinger, Inc./
United States
129,438
0.1
72,303
(1)
Seer, Inc.
137,376
0.1
19,625  Select Medical
Holdings Corp.
591,694
0.2
4,725
(1)
Semler Scientific, Inc.
138,017
0.1
647
(1)
Shockwave Medical,
Inc.
210,683
0.1
13,681
(1)
STAAR Surgical Co.
523,709
0.2
28,730
(1)
Supernus
Pharmaceuticals, Inc.
979,980
0.4
17,945
(1)
Tactile Systems
Technology, Inc.
291,606
0.1
8,740
(1)
Tandem Diabetes
Care, Inc.
309,483
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
1,647  Utah Medical Products,
Inc.
$ 117,118
0.0
28,199
(1)
Varex Imaging Corp.
510,402
0.2
15,248
(1)
Xencor, Inc.
337,438
0.1
16,791
(1)(2)
Zynex, Inc.
207,705
0.1
22,991,763
9.6
Industrials : 17.4%
2,074
AAON, Inc.
182,719
0.1
1,899
Acuity Brands, Inc.
510,318
0.2
1,327  Advanced Drainage
Systems, Inc.
228,563
0.1
705
(1)
AeroVironment, Inc.
108,062
0.0
3,560
Air Lease Corp.
183,126
0.1
26,085
(1)
Alaska Air Group, Inc.
1,121,394
0.5
14,721
(1)
Alight, Inc. - Class A
145,002
0.1
25,489
(1)
American Airlines
Group, Inc.
391,256
0.2
7,990
(1)
American Woodmark
Corp.
812,263
0.3
21,443  Apogee Enterprises,
Inc.
1,269,426
0.5
3,600  Applied Industrial
Technologies, Inc.
711,180
0.3
5,252
ArcBest Corp.
748,410
0.3
1,650
Arcosa, Inc.
141,669
0.1
29,123  Aris Water Solutions,
Inc. - Class A
412,090
0.2
1,131  Armstrong World
Industries, Inc.
140,493
0.1
11,100
(1)
Array Technologies,
Inc.
165,501
0.1
1,595  Avis Budget Group,
Inc.
195,324
0.1
6,276
Barnes Group, Inc.
233,153
0.1
4,310
(1)
Beacon Roofing
Supply, Inc.
422,466
0.2
3,655
(1)
BlueLinx Holdings, Inc.
476,027
0.2
13,621
Boise Cascade Co.
2,089,053
0.9
22,864
Brady Corp. - Class A
1,355,378
0.6
4,676  Columbus McKinnon
Corp.
208,690
0.1
16,120
(1)
Concrete Pumping
Holdings, Inc.
127,348
0.0
13,095
(1)
Core & Main, Inc.
- Class A
749,689
0.3
38,387
Costamare, Inc.
435,692
0.2
21,285  Dun & Bradstreet
Holdings, Inc.
213,701
0.1
17,402
(1)
DXP Enterprises, Inc.
935,010
0.4
796
(1)
Dycom Industries, Inc.
114,250
0.0
2,433
Encore Wire Corp.
639,344
0.3
21,041  Enerpac Tool Group
Corp.
750,322
0.3
9,164
EnPro Industries, Inc.
1,546,608
0.6
30,952
(1)
Enviri Corp.
283,211
0.1
1,698
Federal Signal Corp.
144,109
0.1
4,316
Forward Air Corp.
134,271
0.1
3,414
(1)
Franklin Covey Co.
134,034
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Index Plus SmallCap Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
16,179  Franklin Electric Co.,
Inc.
$ 1,728,079
0.7
5,228
(1)
Gibraltar Industries,
Inc.
421,011
0.2
17,068
(1)
GMS, Inc.
1,661,399
0.7
4,229
Griffon Corp.
310,155
0.1
22,864
(1)
Hayward Holdings, Inc.
350,048
0.1
11,031
(1)
Hudson Technologies,
Inc.
121,451
0.0
8,699
(1)
IBEX Holdings Ltd.
134,226
0.1
60,940
Interface, Inc.
1,025,011
0.4
23,140
(1)
Janus International
Group, Inc.
350,108
0.1
29,669  Kelly Services, Inc.
- Class A
742,912
0.3
18,911
Kennametal, Inc.
471,640
0.2
8,687
Korn Ferry
571,257
0.2
13,420
(1)
Legalzoom.com, Inc.
179,023
0.1
8,330
(1)
Limbach Holdings, Inc.
345,029
0.1
19,356
(1)
Liquidity Services, Inc.
360,022
0.1
34,144
Marten Transport Ltd.
630,981
0.3
1,164
Matson, Inc.
130,834
0.0
4,562  Matthews International
Corp. - Class A
141,787
0.1
762
Moog, Inc. - Class A
121,653
0.0
9,849
Mueller Industries, Inc.
531,157
0.2
46,978
(1)
NOW, Inc.
714,066
0.3
21,101
(1)(2)
NuScale Power Corp.
112,046
0.0
99,428
Pitney Bowes, Inc.
430,523
0.2
6,917
Powell Industries, Inc.
984,289
0.4
16,168
(1)
Proto Labs, Inc.
578,006
0.2
26,481
Quad/Graphics, Inc.
140,614
0.1
24,196  Quanex Building
Products Corp.
929,852
0.4
59,677
(1)
Resideo Technologies,
Inc.
1,337,958
0.6
28,471  Resources Connection,
Inc.
374,678
0.2
1,006
Ryder System, Inc.
120,911
0.0
63,220
Safe Bulkers, Inc.
313,571
0.1
7,940
(1)
SkyWest, Inc.
548,495
0.2
7,517
(1)
SPX Technologies, Inc.
925,568
0.4
5,622  Standex International
Corp.
1,024,441
0.4
62,596
(1)(2)
Stem, Inc.
137,085
0.1
45,433
(1)
Sun Country Airlines
Holdings, Inc.
685,584
0.3
10,861
(1)
TaskUS, Inc. - Class A
126,531
0.0
10,524
Tennant Co.
1,279,824
0.5
6,081
(1)
Thermon Group
Holdings, Inc.
198,970
0.1
15,897
(1)
Titan International, Inc.
198,077
0.1
17,033
(1)
Triumph Group, Inc.
256,176
0.1
1,200
UniFirst Corp.
208,116
0.1
15,810
(1)
Upwork, Inc.
193,831
0.1
23,769
Vestis Corp.
458,029
0.2
5,184
(1)
Vicor Corp.
198,236
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
1,198  Watts Water
Technologies, Inc.
- Class A
$ 254,635
0.1
5,782  Zurn Elkay Water
Solutions Corp.
193,524
0.1
41,710,571
17.4
Information Technology : 11.9%
81,768
(1)
8x8, Inc.
220,774
0.1
36,305
A10 Networks, Inc.
497,015
0.2
27,372
(1)
ACI Worldwide, Inc.
909,024
0.4
14,077  Advanced Energy
Industries, Inc.
1,435,572
0.6
7,114
(1)
Alarm.com Holdings,
Inc.
515,552
0.2
6,111
(1)
Alpha & Omega
Semiconductor Ltd.
134,686
0.0
54,590
(1)
Arlo Technologies, Inc.
690,564
0.3
4,769
(1)
Aviat Networks, Inc.
182,844
0.1
10,634
(1)
Axcelis Technologies,
Inc.
1,185,904
0.5
3,218
Badger Meter, Inc.
520,705
0.2
15,366
(1)
Box, Inc. - Class A
435,165
0.2
4,469
(1)
Calix, Inc.
148,192
0.1
26,279
(1)
Cambium Networks
Corp.
113,263
0.0
28,516
(1)
CEVA, Inc.
647,598
0.3
10,829  Clear Secure, Inc.
- Class A
230,333
0.1
32,875
(1)
Cohu, Inc.
1,095,724
0.5
22,689  CSG Systems
International, Inc.
1,169,391
0.5
13,754
(1)
Digi International, Inc.
439,165
0.2
9,754
(1)
Diodes, Inc.
687,657
0.3
8,938
(1)
DoubleVerify Holdings,
Inc.
314,260
0.1
19,411
(1)
DXC Technology Co.
411,707
0.2
15,040
(1)
ePlus, Inc.
1,181,242
0.5
3,326
EVERTEC, Inc.
132,707
0.0
57,042
(1)
Extreme Networks, Inc.
658,265
0.3
4,518
(1)
Fannie Mae
853,992
0.4
2,290
(1)
Gitlab, Inc. - Class A
133,553
0.0
19,485
(1)
Harmonic, Inc.
261,878
0.1
66,682
(1)(2)
Infinera Corp.
402,092
0.2
1,520
(1)
Insight Enterprises,
Inc.
281,990
0.1
10,073
InterDigital, Inc.
1,072,372
0.4
11,062
(1)
inTEST Corp.
146,572
0.1
7,330
(1)
Itron, Inc.
678,172
0.3
23,812
(1)
LiveRamp Holdings,
Inc.
821,514
0.3
33,284
(1)
MaxLinear, Inc.
621,412
0.3
25,130
(1)
N-able, Inc.
328,449
0.1
8,999
(1)
NCR Atleos Corp.
177,730
0.1
9,314
PC Connection, Inc.
614,072
0.3
14,197
(1)
PDF Solutions, Inc.
478,013
0.2
39,132
(1)
Photronics, Inc.
1,108,218
0.5
12,652
(1)
Pure Storage, Inc.
- Class A
657,778
0.3
5,348
(1)
Rambus, Inc.
330,560
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Index Plus SmallCap Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
111,470
(1)
Ribbon
Communications, Inc.
$ 356,704
0.1
13,978  Richardson Electronics
Ltd./United States
128,737
0.0
63,911
(1)
Sabre Corp.
154,665
0.1
2,791
(1)
Sanmina Corp.
173,544
0.1
27,707
(1)
ScanSource, Inc.
1,220,216
0.5
4,785
(1)
SentinelOne, Inc.
- Class A
111,538
0.0
11,412
(1)
SolarEdge
Technologies, Inc.
810,024
0.3
12,328
(1)
Sprinklr, Inc. - Class A
151,265
0.1
6,828
(1)
SPS Commerce, Inc.
1,262,497
0.5
2,781
(1)
Tenable Holdings, Inc.
137,465
0.1
9,973
(1)
Veeco Instruments,
Inc.
350,750
0.1
15,479
(1)
Weave
Communications, Inc.
177,699
0.1
6,713
Xerox Holdings Corp.
120,163
0.0
45,454
(1)
Xperi, Inc.
548,175
0.2
28,629,118
11.9
Materials : 6.2%
879  Alpha Metallurgical
Resources, Inc.
291,098
0.1
34,795
(1)
ATI, Inc.
1,780,460
0.7
907
Balchem Corp.
140,540
0.1
1,859  Berry Global Group,
Inc.
112,432
0.0
13,620  Carpenter Technology
Corp.
972,740
0.4
15,680
Element Solutions, Inc.
391,686
0.2
17,433
HB Fuller Co.
1,390,107
0.6
9,133
(1)
Ingevity Corp.
435,644
0.2
3,634
Innospec, Inc.
468,568
0.2
7,503
Kaiser Aluminum Corp.
670,468
0.3
4,639
Koppers Holdings, Inc.
255,934
0.1
3,800
Materion Corp.
500,650
0.2
15,969  Minerals Technologies,
Inc.
1,202,146
0.5
17,385
Myers Industries, Inc.
402,810
0.2
44,208
(1)
O-I Glass, Inc.
733,411
0.3
6,678
Olympic Steel, Inc.
473,337
0.2
7,401
Orion SA
174,072
0.1
5,971  Quaker Chemical
Corp.
1,225,548
0.5
26,784
Sealed Air Corp.
996,365
0.4
87,618
SunCoke Energy, Inc.
987,455
0.4
41,073
(1)
TimkenSteel Corp.
913,874
0.4
29,578
Tredegar Corp.
192,849
0.1
2,267
Warrior Met Coal, Inc.
137,607
0.0
14,849,801
6.2
Real Estate : 6.2%
79,442  Apple Hospitality REIT,
Inc.
1,301,260
0.5
16,296  Armada Hoffler
Properties, Inc.
169,478
0.1
17,336  Brixmor Property
Group, Inc.
406,529
0.2
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Real Estate: (continued)
38,776
CareTrust REIT, Inc.
$ 944,971
0.4
5,811
Centerspace
332,041
0.1
57,163  Chatham Lodging
Trust
577,918
0.2
47,865
(1)
Compass, Inc. - Class
A
172,314
0.1
54,343
(1)
Cushman & Wakefield
PLC
568,428
0.2
84,494  DiamondRock
Hospitality Co.
811,987
0.3
12,256  DigitalBridge Group,
Inc.
236,173
0.1
627  EastGroup Properties,
Inc.
112,716
0.0
68,712  Essential Properties
Realty Trust, Inc.
1,831,862
0.8
11,000
(1)
Forestar Group, Inc.
442,090
0.2
9,341  Four Corners Property
Trust, Inc.
228,574
0.1
90,831  Hudson Pacific
Properties, Inc.
585,860
0.2
642
(1)
Jones Lang LaSalle,
Inc.
125,248
0.1
14,863
Kilroy Realty Corp.
541,459
0.2
28,882
LTC Properties, Inc.
938,954
0.4
17,982
Outfront Media, Inc.
301,918
0.1
6,543  Park Hotels & Resorts,
Inc.
114,437
0.1
3,616  Phillips Edison & Co.,
Inc.
129,706
0.1
36,246
RLJ Lodging Trust
428,428
0.2
17,511  RMR Group, Inc.
- Class A
420,264
0.2
2,510  Ryman Hospitality
Properties, Inc.
290,181
0.1
9,427
Saul Centers, Inc.
362,845
0.2
79,595  Service Properties
Trust
539,654
0.2
53,295
Uniti Group, Inc.
314,441
0.1
41,090
Urban Edge Properties
709,624
0.3
74,154
Whitestone REIT
930,633
0.4
14,869,993
6.2
Utilities : 2.0%
39,679
Avista Corp.
1,389,559
0.6
2,795
Black Hills Corp.
152,607
0.1
10,885  Chesapeake Utilities
Corp.
1,167,960
0.5
28,882  Clearway Energy, Inc.
- Class C
665,730
0.3
9,677
National Fuel Gas Co.
519,848
0.2
2,741
NorthWestern Corp.
139,599
0.0
12,873
Unitil Corp.
673,902
0.3
4,709,205
2.0
Total Common Stock
(Cost $198,535,039)
234,062,453
97.7

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Index Plus SmallCap Portfolio
Shares Value
Percentage
of Net
Assets
RIGHTS : —%
Health Care : —%
7,651
(3)(4)
Aduro Biotech - CVR
$ —
—
Total Rights
(Cost $—)
—
—
WARRANTS : 0.1%
Energy : 0.1%
1,219
(1)
Chord Energy Corp.
121,400
0.1
645
(1)
Nabors Industries Ltd.
5,289
0.0
126,689
0.1
Total Warrants
(Cost $37,789)
126,689
0.1
Total Long-Term
Investments
(Cost $198,572,828)
234,189,142
97.8
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 4.0%
Repurchase Agreements : 2.2%
1,249,456
(5)
Bank of America
Inc., Repurchase
Agreement dated
03/28/2024, 5.330%,
due 04/01/2024
(Repurchase
Amount $1,250,186,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 1.500%-
7.657%, Market Value
plus accrued interest
$1,274,445, due
09/01/28-03/20/72)
1,249,456
0.5
230,025
(5)
Bank Of Montreal,
Repurchase
Agreement dated
03/28/2024, 5.330%,
due 04/01/2024
(Repurchase
Amount $230,159,
collateralized
by various U.S.
Government Agency
Obligations, 3.500%-
7.000%, Market
Value plus accrued
interest $234,626, due
08/01/33-03/01/54)
230,025
0.1
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
1,249,456
(5)
MUFG Securities
Americas, Inc.,
Repurchase
Agreement dated
03/28/2024, 5.340%,
due 04/01/2024
(Repurchase
Amount $1,250,187,
collateralized
by various U.S.
Government Agency
Obligations, 3.000%-
5.500%, Market Value
plus accrued interest
$1,274,445, due
01/01/39-11/01/52)
$ 1,249,456
0.6
1,249,456
(5)
Nomura Securities
International,
Inc., Repurchase
Agreement dated
03/28/2024, 5.320%,
due 04/01/2024
(Repurchase
Amount $1,250,184,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 2.000%-
6.000%, Market Value
plus accrued interest
$1,274,446, due
01/01/28-07/15/58)
1,249,456
0.5
1,249,456
(5)
RBC Dominion
Securities Inc.,
Repurchase
Agreement dated
03/28/2024, 5.280%,
due 04/01/2024
(Repurchase
Amount $1,250,179,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
7.500%, Market Value
plus accrued interest
$1,274,445, due
04/04/24-02/01/54)
1,249,456
0.5
Total Repurchase
Agreements
(Cost $5,227,849)
5,227,849
2.2

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Index Plus SmallCap Portfolio
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 1.8%
88,000
(6)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
5.200%
$ 88,000
0.0
4,324,000
(6)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 5.220%
4,324,000
1.8
Total Mutual Funds
(Cost $4,412,000)
4,412,000
1.8
Total Short-Term
Investments
(Cost $9,639,849)
9,639,849
4.0
Total Investments in
Securities
(Cost $208,212,677) $ 243,828,991 101.8
Liabilities in Excess
of Other Assets (4,367,796) (1.8)
Net Assets $ 239,461,195 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Security, or a portion of the security, is on loan.
(3)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(4)
Restricted security as to resale, excluding Rule 144A securities. As of March 31, 2024, the Portfolio held restricted securities with a fair value of $– or —% of net assets. Please refer to the table below for additional details.
(5)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)
Rate shown is the 7-day yield as of March 31, 2024.

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Index Plus SmallCap Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2024
Asset Table
Investments, at fair value
Common Stock* $ 234,062,453 $ — $ — $ 234,062,453
Warrants 126,689 — — 126,689
Short-Term Investments 4,412,000 5,227,849 — 9,639,849
Total Investments, at fair value $ 238,601,142 $ 5,227,849 $ — $ 243,828,991
Other Financial Instruments+
Futures 98,071 — — 98,071
Total Assets $ 238,699,213 $ 5,227,849 $ — $ 243,927,062
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At March 31, 2024, Voya Index Plus SmallCap Portfolio held the following restricted securities:
Security Acquisition Date Acquisition Cost Fair Value
Aduro Biotech - CVR 10/6/2020 $ — $ —
$ — $ —
At March 31, 2024, the following futures contracts were outstanding for Voya Index Plus SmallCap Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation
Long Contracts:
E-mini Russell 2000 Index 44 06/21/24 $ 4,720,980 $ 98,071
$ 4,720,980 $ 98,071
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 48,444,909
Gross Unrealized Depreciation (12,828,595)
Net Unrealized Appreciation $ 35,616,314